Financial Assets, Non-current - Summary of Financial Assets, Non-current (Detail) - Financial assets, non-current [member] - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other investment in shares and participations [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	kr 1,515	kr 1,279
Additions	62	398
Disposals/repayments/deductions		(92)
Revaluation	(149)	(72)
Translation difference	4	2
Financial assets, non-current, Closing balance	1,432	1,515
Other investment in shares and participations [member] | Previously stated [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	1,515
Financial assets, non-current, Closing balance		1,515
Interest bearing securities, non-current [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	23,982	25,105
Additions	18,484	50,190
Disposals/repayments/deductions	(19,995)	(51,353)
Revaluation	(33)	40
Reclassiﬁcation to current assets	(2,084)
Financial assets, non-current, Closing balance	20,354	23,982
Interest bearing securities, non-current [member] | Previously stated [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	23,982
Financial assets, non-current, Closing balance		23,982
Derivatives, non-current [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance		86
Disposals/repayments/deductions		(86)
Other financial assets, non-current [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	6,870	5,811
Additions	523	632
Disposals/repayments/deductions	(703)	(210)
Change in value in funded pension plans	(133)	492
Revaluation	154	(3)
Reclassiﬁcation to current assets	(1,155)
Reclassiﬁcation		(213)
Translation difference	58	50
Financial assets, non-current, Closing balance	5,614	6,870
Other financial assets, non-current [member] | Previously stated [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	6,559
Financial assets, non-current, Closing balance		6,559
Other financial assets, non-current [member] | Adjustment due to IFRS 16 [member]
Disclosure of financial assets [line items]
Financial assets, non-current, Opening balance	kr 311
Financial assets, non-current, Closing balance		kr 311